UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 24th Floor
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13250
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz          New York, New York       November 15, 2010
-----------------------------   -------------------      -------------------
         [Signature]               [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          33
                                               -------------

Form 13F Information Table Value Total:         $279,441
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              13F File Number                 Name

NONE


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                                                         FORM13FINFORMATIONTABLE

              COLUMN 1       COLUMN 2        COLUMN 3     COLUMN 4           COLUMN 5    COLUMN 6   COLUMN 7      COLUMN 8

NAME OF ISSUER             TITLE OF CLASS      CUSIP       VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                                          (x$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE     SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                 COM            00724F 10 1    2,092     80,000  SH   CALL   SOLE                 80,000
APPLE INC                     COM            037833 10 0    9,931     35,000  SH    PUT   SOLE                 35,000
APPLE INC                     COM            037833 10 0   21,281     75,000  SH          SOLE                 75,000
AT&T INC                      COM            00206R 10 2   15,358    537,000  SH          SOLE                537,000
CBS CORP NEW                  CL B           124857 20 2    2,485    156,667  SH          SOLE                156,667
CINEMARK HOLDINGS INC         COM            17243V 10 2   14,476    899,100  SH          SOLE                899,100
CISCO SYS INC                 COM            17275R 10 2    1,533     70,000  SH          SOLE                 70,000
COMCAST CORP NEW              CL A           20030N 10 1   12,846    710,500  SH          SOLE                710,500
CROWN CASTLE INTL CORP        COM            228227 10 4   13,510    306,000  SH          SOLE                306,000
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F 30 2    4,086    107,000  SH          SOLE                107,000
ECHOSTAR CORP                 CL A           278768 10 6    3,665    192,072  SH          SOLE                192,072
ENTROPIC COMMUNICATIONS INC   COM            29384R 10 5    8,179    851,971  SH          SOLE                851,971
EXPEDIA INC DEL               COM            30212P 10 5    4,799    170,000  SH          SOLE                170,000
GSI COMMERCE INC              COM            36238G 10 2    4,421    179,000  SH          SOLE                179,000
INTERPUBLIC GROUP COS INC     COM            460690 10 0   16,971  1,691,978  SH          SOLE              1,691,978
LAMAR ADVERTISING CO          CL A           512815 10 1    5,075    159,500  SH          SOLE                159,500
LEAP WIRELESS INTL INC        COM NEW        521863 30 8    6,605    534,800  SH   CALL   SOLE                534,800
LIBERTY MEDIA CORP NEW        CAP COM SER A  53071M 30 2    6,486    124,591  SH          SOLE                124,591
MANPOWER INC                  COM            56418H 10 0   14,339    274,700  SH          SOLE                274,700
MEDIACOM COMMUNICATIONS CORP  CL A           58446K 10 5   10,545  1,590,466  SH          SOLE              1,590,466
MONRO MUFFLER BRAKE INC       COM            610236 10 1    7,574    164,270  SH          SOLE                164,270
NEUSTAR INC                   CL A           64126X 20 1    1,037     41,700  SH          SOLE                 41,700
OMNICOM GROUP INC             COM            681919 10 6   13,976    354,000  SH          SOLE                354,000
PEP BOYS MANNY MOE & JACK     COM            713278 10 9    2,169    205,000  SH          SOLE                205,000
SBA COMMUNICATIONS CORP       COM            78388J 10 6    5,547    137,650  SH          SOLE                137,650
SHUTTERFLY INC                COM            82568P 30 4   11,467    441,044  SH          SOLE                441,044
SYNCHRONOSS TECHNOLOGIES INC  COM            87157B 10 3    6,754    379,218  SH          SOLE                379,218
TERREMARK WORLDWIDE INC       COM NEW        881448 20 3    2,098    202,924  SH          SOLE                202,924
TIME WARNER CABLE INC         COM            88732J 20 7    5,912    109,506  SH          SOLE                109,506
TIME WARNER INC               COM NEW        887317 30 3    5,440    177,500  SH          SOLE                177,500
VALASSIS COMMUNICATIONS INC   COM            918866 10 4    5,995    176,900  SH          SOLE                176,900
VIACOM INC NEW                CL B           92553P 20 1   16,286    450,000  SH    PUT   SOLE                450,000
VIACOM INC NEW                CL B           92553P 20 1   16,503    456,000  SH          SOLE                456,000

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